LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Components of Operating Lease Expense

1.The Company's subsidiaries entered into various non-cancelable operating lease agreements for certain of their offices and facilities, expiring between 2022 and 2027. Components of operating lease expense were as follows:

	Year ended December 31,
	2021	2020	2019

Operating lease expenses*)	$2,167	$2,139	$2,196
Short-term lease expenses	224	222	272
Total lease expenses	$2,391	$2,361	$2,468

Schedule of Future Lease Payments Under Operating Leases

Future lease payments under operating leases as of December 31, 2021 were as follows:

2022	$1,830
2023	1,415
2024	963
2025	73
Thereafter	9
Total future lease payments	4,290
Less imputed interest	(189)
Total lease liability balance	$4,101